Income Taxes - Schedule of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 1,017,642	¥ 717,537	¥ 315,739
Additions	216,858	300,105	401,798
Balance at end of the year	¥ 1,234,500	¥ 1,017,642	¥ 717,537